PROPERTY AND EQUIPMENT, NET	12 Months Ended
May 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 － PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of May 31,
	2026	2025
	$’000	$’000
At cost:
Factory and office equipment	48	40
Factory improvement	760	745
Leasehold factory premises	587	581
Furniture & fittings	22	22
Machinery and equipment	1,208	1,724
Motor vehicles and forklifts	983	974
Renovation	105	104

	3,713	4,190
Less: accumulated depreciation	(3,264)	(3,261)
Less: provision for impairment	-	(226)

Property and equipment, net	449	703

Depreciation expense for the financial years ended May 31, 2026 and 2025 was approximately $0.3 million and approximately $0.3 million, respectively.

Provision for impairment of property and equipment as of May 31, 2026 and 2025 was nil and approximately $0.2 million, respectively.